Financial Instruments and Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Counterparty Credit Concentration Risk [Line Items]
Concentration risk customer related to total sales	No single customer constitutes 10.0% or more of the total sales
Percentage of sales earned from general retail customers to consolidated sales	9.80%	10.00%	10.40%